COVER	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	BRISTOL-MYERS SQUIBB COMPANY
Entity Central Index Key	0000014272
Amendment Flag	false
EBP 007
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	BRISTOL-MYERS SQUIBB COMPANY
Entity Central Index Key	0000014272
Amendment Flag	false